UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Registrant's telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

YieldShares
Schedule of Investments ● High Income ETF

September 30, 2017 (Unaudited)

Description	Shares	Fair Value

CLOSED-END FUNDS — 99.8%
Asset Allocation — 4.5%
Calamos Strategic Total Return Fund	752,894	$9,132,604

Equity — 21.5%
Alpine Total Dynamic Dividend Fund	1,030,449	9,274,041
Cohen & Steers Quality Income Realty Fund	630,573	7,919,997
Eaton Vance Tax-Advantaged Global Dividend Income Fund	552,706	9,506,543
John Hancock Tax-Advantaged Dividend Income Fund	297,710	7,698,781
Liberty All Star Equity Fund	1,497,181	9,028,001
		43,427,363

Fixed Income — 73.8%
AllianceBernstein Global High Income Fund	427,139	5,574,164
AllianzGI Convertible & Income Fund	319,894	2,271,247
BlackRock Corporate High Yield Fund	728,860	8,236,118
BlackRock Credit Allocation Income Trust	596,089	8,088,928
BlackRock Debt Strategies Fund	150,064	1,751,247
BlackRock Multi-Sector Income Trust	474,299	8,869,391
Blackstone/GSO Strategic Credit Fund	516,354	8,251,337
Calamos Convertible Opportunities and Income Fund	760,166	8,764,714
DoubleLine Income Solutions Fund	427,886	9,092,577
Eaton Vance Limited Duration Income Fund	475,351	6,669,175
First Trust High Income Long/Short Fund	204,746	3,484,777
First Trust Intermediate Duration Preferred & Income Fund	320,533	7,923,576
Morgan Stanley Emerging Markets Domestic Debt Fund	1,100,399	8,847,208
Nuveen Credit Strategies Income Fund	284,399	2,414,548
Nuveen Preferred Income Opportunities Fund	300,453	3,175,788
Nuveen Preferred Securities Income Fund	408,307	4,250,476
PIMCO Dynamic Credit and Mortgage Income Fund	397,742	9,171,931
Prudential Global Short Duration High Yield Fund	529,854	7,910,720
Prudential Short Duration High Yield Fund	290,093	4,426,819
Templeton Emerging Markets Income Fund	451,732	5,226,539
Wells Fargo Income Opportunities Fund	939,714	8,222,498
Wells Fargo Multi-Sector Income Fund	474,596	6,369,078

Description	Shares	Fair Value
Western Asset High Income Fund II	808,134	$5,826,646
Western Asset High Income Opportunity Fund	825,617	4,235,415
		149,054,917
Total Closed-End Funds
(Cost $192,017,063)		201,614,884

Total Investments - 99.8%
(Cost $192,017,063) †		$201,614,884

Percentages are based on Net Assets of $201,951,633.

As of September 30, 2017, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended September 30, 2017, there were no Level 3 investments.

†	At September 30, 2017, the tax basis cost of the Fund’s investments was $192,017,063, and the unrealized appreciation and depreciation were $10,211,951 and $(614,130), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YYY-QH-001-0900

Item 2. Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 17, 2017

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: November 17, 2017